Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss and credit carryforwards	$ 196	$ 153
Accruals and allowances	179	118
Partnership investment	9	7
Stock-based compensation	136	124
Net unrealized losses	8	10
Total deferred tax assets	528	412
Valuation allowance	(132)	(93)
Net deferred tax assets	396	319
Deferred tax liabilities:
Unremitted foreign earnings	(35)	(39)
Fixed assets and other intangibles	(58)	(145)
Acquired intangibles	(167)	(49)
Net unrealized losses (gains)	(21)	0
Total deferred tax liabilities	(281)	(233)
Net deferred tax assets	$ 115	$ 86